UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/19/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 138
Form 13F Information Table Value Total: $ 590,728 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC COM                 COM              002567105      603 25015.00 SH       SOLE                                   25015.00
ABBOTT LABORATORIES            COM              002824100    16669 314697.84SH       SOLE                                  314697.84
ACCENTURE LTD                  COM              g1150g111    11165 274205.21SH       SOLE                                  274205.21
ADOBE SYSTEMS INC              COM              00724F101    11273 286208.00SH       SOLE                                  286208.00
AECOM TECH CORP DEL COM        COM              00766t100     1719 52860.00 SH       SOLE                                   52860.00
AIRGAS INC                     COM              009363102     1594 27312.05 SH       SOLE                                   27312.05
ALLERGAN INC                   COM              018490102    14850 285312.72SH       SOLE                                  285312.72
ALLIANT TECHSYSTEMS INC        COM              018804104     1647 16200.00 SH       SOLE                                   16200.00
AMERICAN INTERNATIONAL GROUP I COM              026874107      396 15000.00 SH       SOLE                                   15000.00
AMETEK INC NEW COM             COM              031100100     1974 41825.21 SH       SOLE                                   41825.21
AMPHENOL CORP NEW-CL A         CL A             032095101     3980 88700.49 SH       SOLE                                   88700.49
ANADIGICS INC                  COM              032515108      421 42750.00 SH       SOLE                                   42750.00
ANIMAL HEALTH INTL INC COM     COM              03525N109      398 63925.00 SH       SOLE                                   63925.00
APTARGROUP INC                 COM              038336103     2511 59862.32 SH       SOLE                                   59862.32
ARBITRON INC COM               COM              03875Q108      587 12375.00 SH       SOLE                                   12375.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1521 51055.45 SH       SOLE                                   51055.45
BAKER HUGHES INC               COM              057224107      638  7311.00 SH       SOLE                                    7311.00
BANK OF NEW YORK MELLON CORP   COM              064058100    14631 386767.96SH       SOLE                                  386767.96
BE AEROSPACE INC COM           COM              073302101     1461 62750.00 SH       SOLE                                   62750.00
BOEING CO                      COM              097023105     6952 105783.66SH       SOLE                                  105783.66
BROADCOM CORP CL A             CL A             111320107    11163 409055.00SH       SOLE                                  409055.00
CATERPILLAR INC                COM              149123101    14642 198352.50SH       SOLE                                  198352.50
CENTRAL EUROPEAN DIST COM      COM              153435102     4636 62535.00 SH       SOLE                                   62535.00
CHATTEM INC COM                COM              162456107      509  7825.00 SH       SOLE                                    7825.00
CHEVRONTEXACO CORP             COM              166764100      848  8559.28 SH       SOLE                                    8559.28
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     7419 19363.57 SH       SOLE                                   19363.57
CIMAREX ENERGY CO              COM              171798101      527  7575.00 SH       SOLE                                    7575.00
CISCO SYSTEMS INC              COM              17275R102     9968 428588.00SH       SOLE                                  428588.00
CIT GROUP INC                  COM              125581108     3099 455083.17SH       SOLE                                  455083.17
CITRIX SYSTEMS INC             COM              177376100     1623 55205.00 SH       SOLE                                   55205.00
CLEAN HARBORS INC.             COM              184496107      719 10125.00 SH       SOLE                                   10125.00
COGNIZANT TECH SOLUTIONS       COM              192446102     3037 93420.00 SH       SOLE                                   93420.00
COLGATE PALMOLIVE CO.          COM              194162103    15466 223834.68SH       SOLE                                  223834.68
COMMVAULT SYSTEMS INC COM      COM              204166102      547 32900.00 SH       SOLE                                   32900.00
CORE LABS                      COM              N22717107     2102 14770.00 SH       SOLE                                   14770.00
DAVITA INC                     COM              23918k108     1722 32415.00 SH       SOLE                                   32415.00
DEAN FOODS CO NEW COM          COM              242370104     1341 68360.00 SH       SOLE                                   68360.00
DENBURY RES INC COM NEW        COM              247916208     2067 56655.00 SH       SOLE                                   56655.00
DONALDSON CO INC               COM              257651109     1526 34195.72 SH       SOLE                                   34195.72
DRIL-QUIP INC COM              COM              262037104     1506 23905.00 SH       SOLE                                   23905.00
DUN & BRADSTREET CORP          COM              26483e100     3680 41996.76 SH       SOLE                                   41996.76
DYNAMIC MATLS CORP COM         COM              267888105      391 11875.00 SH       SOLE                                   11875.00
EMERSON ELECTRIC CO            COM              291011104    15123 305837.14SH       SOLE                                  305837.14
ENCORE ACQUISITION CO COM      COM              29255w100      766 10200.00 SH       SOLE                                   10200.00
EURONET WORLDWIDE              COM              298736109      307 18200.00 SH       SOLE                                   18200.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109     1762 40980.00 SH       SOLE                                   40980.00
EXXON MOBIL CORP               COM              30231G102    16809 190739.29SH       SOLE                                  190739.29
FCSTONE GROUP INC COM          COM              31308t100      313 11225.00 SH       SOLE                                   11225.00
FOREST OIL CORP COM PAR $0.01  COM              346091705     1717 23050.00 SH       SOLE                                   23050.00
FOUNDATION COAL HLDGS COM      COM              35039W100     2523 28490.00 SH       SOLE                                   28490.00
GAMING PARTNERS INTL COM       COM              36467a107       60 15600.00 SH       SOLE                                   15600.00
GEN-PROBE INC NEW COM          COM              36866T103     2920 61480.00 SH       SOLE                                   61480.00
GENERAL ELECTRIC CO            COM              369604103    11010 412541.29SH       SOLE                                  412541.29
GRAHAM CORP COM                COM              384556106      652  8800.00 SH       SOLE                                    8800.00
HARMONIC INC COM               COM              413160102      539 56750.00 SH       SOLE                                   56750.00
HAYNES INTERNATL INC COM NEW   COM              420877201      439  7640.00 SH       SOLE                                    7640.00
HEALTHCARE SVCS GP INC         COM              421906108      409 26899.00 SH       SOLE                                   26899.00
HEALTHTRONICS INC COM          COM              42222L107      315 96600.00 SH       SOLE                                   96600.00
HEALTHWAYS INC COM             COM              422245100      486 16450.00 SH       SOLE                                   16450.00
HENRY SCHEIN INC               COM              806407102     1687 32720.00 SH       SOLE                                   32720.00
HMS HOLDINGS CORP              COM              40425j101     1799 83825.00 SH       SOLE                                   83825.00
HOLOGIC INC                    COM              436440101     1795 82380.99 SH       SOLE                                   82380.99
IBM                            COM              459200101    11042 93161.29 SH       SOLE                                   93161.29
INFUSYSTEMS HLDGS INC COM      COM              45685k102      376 124725.00SH       SOLE                                  124725.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2588 22705.00 SH       SOLE                                   22705.00
INTERNATIONAL GAME TECH        COM              459902102     7950 318280.00SH       SOLE                                  318280.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      437 13075.00 SH       SOLE                                   13075.00
ISHARES TR S&P SMLCAP 600      S&PSMLCAP 600    464287804      858 14260.00 SH       SOLE                                   14260.00
J P MORGAN CHASE & CO.         COM              46625h100     8972 261514.77SH       SOLE                                  261514.77
JOSEPH BANK CLOTHIERS          COM              480838101      449 16815.00 SH       SOLE                                   16815.00
JUNIPER NETWORK INC            COM              48203R104     1339 60410.00 SH       SOLE                                   60410.00
KBW INC                        COM              482423100      366 17825.00 SH       SOLE                                   17825.00
KELLOGG CO                     COM              487836108    13948 290467.10SH       SOLE                                  290467.10
KHD HUMBLDT WEDAG INTL COM     COM              482462108      220  7000.00 SH       SOLE                                    7000.00
KNOT INC COM                   COM              499184109     1033 105725.00SH       SOLE                                  105725.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    11156 122773.96SH       SOLE                                  122773.96
LAB CP OF AMER HLDG NEW        COM              50540R409     1628 23390.00 SH       SOLE                                   23390.00
LADISH INC                     COM              505754200      278 13525.00 SH       SOLE                                   13525.00
LAZARD LTD SHS A               CL A             G54050102     1718 50326.74 SH       SOLE                                   50326.74
LKQ CORP COM                   COM              501889208     2328 128881.00SH       SOLE                                  128881.00
LOGITECH INTL                  COM              h50430232     1794 66955.00 SH       SOLE                                   66955.00
LUNDIN MINING CORP COM         COM              550372106     1328 218835.00SH       SOLE                                  218835.00
MACQUARIE INFRSTRCTRE SH BEN I COM              55608b105      381 15100.00 SH       SOLE                                   15100.00
MEDTRONIC INC                  COM              585055106    17842 344785.08SH       SOLE                                  344785.08
METLIFE INSURANCE              COM              59156R108     9906 187722.21SH       SOLE                                  187722.21
MICROCHIP TECHNOLOGY INC       COM              595017104     1830 59932.76 SH       SOLE                                   59932.76
MICROSOFT CORP                 COM              594918104    10568 384180.52SH       SOLE                                  384180.52
MIDCAP SPDR TR UNIT SER 1      COM              595635103     1512 10165.68 SH       SOLE                                   10165.68
NATCO                          COM              63227W203     2253 41325.00 SH       SOLE                                   41325.00
NATIONAL CINEMEDIA             COM              635309107     1236 115993.56SH       SOLE                                  115993.56
NATIONAL INTERSTATE CP COM     COM              63654u100      405 22050.00 SH       SOLE                                   22050.00
NETAPP INC                     COM              64110d104    11071 511155.00SH       SOLE                                  511155.00
NEWFIELD EXPLORATION CO.       COM              651290108     3385 51885.00 SH       SOLE                                   51885.00
NOBLE ENRGY INC COM            COM              655044105     1693 16835.72 SH       SOLE                                   16835.72
OCCIDENTAL PETE CORP           COM              674599105    11212 124772.48SH       SOLE                                  124772.48
PEABODY ENERGY CORP COM        COM              704549104     7744 87954.85 SH       SOLE                                   87954.85
PEPSICO INC                    COM              713448108    15783 248204.96SH       SOLE                                  248204.96
PHOENIX TECHNOLOGY LTD COM     COM              719153108      463 42125.00 SH       SOLE                                   42125.00
PPD INC                        COM              717124101     1776 41406.83 SH       SOLE                                   41406.83
PRAXAIR INC                    COM              74005P104    19477 206678.77SH       SOLE                                  206678.77
PRECISION CASTPARTS CP COM     COM              740189105     1426 14805.09 SH       SOLE                                   14805.09
PROCTER & GAMBLE CO            COM              742718109      575  9465.19 SH       SOLE                                    9465.19
QUAKER CHEMICAL CORP           COM              747316107      385 14475.00 SH       SOLE                                   14475.00
QUALCOMM INC                   COM              747525103    10911 245924.28SH       SOLE                                  245924.28
QUEST SOFTWARE INC             COM              74834t103      458 30975.00 SH       SOLE                                   30975.00
RBC BEARINGS INC.              COM              75524b104      481 14450.00 SH       SOLE                                   14450.00
REINSURANCE GP AMER            COM              759351109     1487 34170.69 SH       SOLE                                   34170.69
ROBERT HALF INTERNATIONAL INC  COM              770323103      714 29791.96 SH       SOLE                                   29791.96
ROCKWELL AUTOMATION INC        COM              773903109      700 16020.00 SH       SOLE                                   16020.00
ROCKWELL COLLINS INC           COM              774341101     2775 57862.45 SH       SOLE                                   57862.45
SCHLUMBERGER LTD               COM              806857108    13519 125849.26SH       SOLE                                  125849.26
SCRIPPS E W CO OHIO CL A       CL A             811054402     1751 42152.56 SH       SOLE                                   42152.56
SEI INVESTMENTS CO COM         COM              784117103     1731 73615.00 SH       SOLE                                   73615.00
SMITH INTERNATIONAL INC        COM              832110100    14528 174747.76SH       SOLE                                  174747.76
SONOSITE INC COM               COM              83568g104      423 15125.00 SH       SOLE                                   15125.00
SOTHEBYS HLDGS INC CL A        CL A             835898107     1716 65088.31 SH       SOLE                                   65088.31
STAPLES INC                    COM              855030102    16954 713852.85SH       SOLE                                  713852.85
SUPER MICRO COMP INC COM       COM              86800u104      372 50450.00 SH       SOLE                                   50450.00
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100    13559 209582.65SH       SOLE                                  209582.65
T ROWE PRICE GROUP INC         COM              74144t108    18862 334019.91SH       SOLE                                  334019.91
TALEO CORP CL A                CL A             87424n104      266 13600.00 SH       SOLE                                   13600.00
TEREX CORP                     COM              880779103     2527 49205.00 SH       SOLE                                   49205.00
TETRA TECH INC NEW             COM              88162g103     1954 86390.00 SH       SOLE                                   86390.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      452 28250.00 SH       SOLE                                   28250.00
TEXAS INSTRUMENTS INC          COM              882508104     9678 343681.95SH       SOLE                                  343681.95
THE BANCORP INC                COM              05969a105      183 24025.00 SH       SOLE                                   24025.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    16014 287362.00SH       SOLE                                  287362.00
THQ INC                        COM              872443403     1622 80060.00 SH       SOLE                                   80060.00
TRANSOCEAN INC.                COM              g90073100    12826 84172.00 SH       SOLE                                   84172.00
VCA ANTECH INC                 COM              918194101     1612 58050.00 SH       SOLE                                   58050.00
WATSON WYATT WORLDWIDE         COM              942712100      575 10875.00 SH       SOLE                                   10875.00
FIRST BANCORP PR PFD PERP SER  COM              318672607      351    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      456    19000 SH       SOLE                                      19000
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2041    20998 SH       SOLE                                      20998
ISHARES MSCI PACIFIC EX-JAPAN  MSCI Pac J IDX   464286665      576     4235 SH       SOLE                                       4235
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2351    34237 SH       SOLE                                      34237
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      525    30073 SH       SOLE                                      30073